Revenue	12 Months Ended
Feb. 28, 2025
Revenue [Abstract]
REVENUE

19. REVENUE

The Group generates revenue by offering a full-stack smart mobility technology SaaS platform for connected vehicles and other assets, vehicles sales and delivery services. In the following table, revenue from contracts with customers is disaggregated by revenue streams, primary geographical markets and timing of revenue recognition.

	As of February 28/29
Figures in Rand thousands	2025	2024	2023

Revenue from contracts with customers
Subscription revenue - Cartrack	4,055,394	3,522,816	3,003,931
Subscription revenue - Karooooo Logistics	12,783	12,989	6,141
Other revenue - Cartrack	89,618	90,879	72,709
Hardware sales	37,018	43,250	29,685
Installation revenue	29,510	29,186	29,278
Miscellaneous contract fees	23,090	18,443	13,746
Vehicle sales	2,099	274,787	250,845
Delivery service fees	407,565	304,040	173,441
Total revenue	4,567,459	4,205,511	3,507,067

Primary geographical markets
South Africa	3,364,854	3,171,851	2,730,401
Africa-Other	143,803	144,020	131,077
Europe	399,209	347,628	257,078
Asia-Pacific*, Middle East and USA	659,593	542,012	388,511
	4,567,459	4,205,511	3,507,067

Timing of revenue recognition
Products and services transferred at a point in time	499,282	669,706	323,554
Services transferred over time	4,068,177	3,535,805	3,183,513
Total revenue	4,567,459	4,205,511	3,507,067

*	Included in Asia-Pacific is revenue from Singapore amounted to ZAR 141.1 million (2024: ZAR 132.4 million, 2023: ZAR 105.6 million).